FAIR VALUE MEASUREMENTS (Fair Value of Assets and Liabilities Measured on a Recurring Basis) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Assets, Long-term [Abstract]
Trading securities	$ 13	$ 13
Fair Value, Measurements, Recurring [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	484	403
Foreign Currency Contract, Asset, Fair Value Disclosure	6	6
Assets, Long-term [Abstract]
Trading securities	13	13
Available-for-sale investments	17	34
Assets, Fair Value Disclosure	520	456
Liabilities, Short-term [Abstract]
Foreign Currency Contracts, Liability, Fair Value Disclosure	6	1
Liabilities, Long-term [Abstract]
Deferred compensation liability	13	13
Financial and Nonfinancial Liabilities, Fair Value Disclosure	19	14
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	484	403
Foreign Currency Contract, Asset, Fair Value Disclosure	0	0
Assets, Long-term [Abstract]
Trading securities	13	13
Available-for-sale investments	17	34
Assets, Fair Value Disclosure	514	450
Liabilities, Short-term [Abstract]
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	0
Liabilities, Long-term [Abstract]
Deferred compensation liability	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2)
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0	0
Foreign Currency Contract, Asset, Fair Value Disclosure	6	6
Assets, Long-term [Abstract]
Trading securities	0	0
Available-for-sale investments	0	0
Assets, Fair Value Disclosure	6	6
Liabilities, Short-term [Abstract]
Foreign Currency Contracts, Liability, Fair Value Disclosure	6	1
Liabilities, Long-term [Abstract]
Deferred compensation liability	13	13
Financial and Nonfinancial Liabilities, Fair Value Disclosure	19	14
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3)
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0	0
Foreign Currency Contract, Asset, Fair Value Disclosure	0	0
Assets, Long-term [Abstract]
Trading securities	0	0
Available-for-sale investments	0	0
Assets, Fair Value Disclosure	0	0
Liabilities, Short-term [Abstract]
Foreign Currency Contracts, Liability, Fair Value Disclosure	0	0
Liabilities, Long-term [Abstract]
Deferred compensation liability	0	0
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 0	$ 0